Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 466,000
Previously Paid Amount	0.00
Total Fee Amount	71.34
Total Offset Amount	0.00
Net Fee	71.34
Narrative - Max Aggregate Offering Price	$ 466,000
Final Prospectus	true